Net earnings (loss) per share - Disclosure of detailed information of earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of earnings per share [Abstract]
Net earnings (loss)	$ 16,267	$ (37,426)
Basic weighted average number of common shares outstanding (in thousands)	186,290	185,036
Dilutive effect of share options	915	0
Dilutive effect of RSU and DSU	376	0
Diluted weighted average number of common shares	187,581	185,036
Net loss per share
Basic	$ 0.09	$ (0.2)
Diluted	$ 0.09	$ (0.2)